Borrowings - EIB Loan (Details) $ in Thousands, € in Millions			1 Months Ended	12 Months Ended
	Feb. 17, 2022 USD ($)	Feb. 17, 2022 EUR (€)	Aug. 31, 2020 EUR (€) tranche	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Borrowings
Interest rate				6.00%
Interest expenses | $				$ 1	$ 34	$ 5
EIB Loan Agreement
Borrowings
Principal amount			€ 20.0
Number of tranches | tranche			3
Term from disbursement dates			6 years
Effective interest rate, monthly	0.78%	0.78%
Interest expenses | $				$ 700	$ 600	$ 0
Loan repayment period	6 years	6 years
EIB Loan Agreement | Fixed interest rate
Borrowings
Interest rate	3.00%	3.00%
EIB Loan Agreement | Payment-in-kind interest rate
Borrowings
Interest rate	4.00%	4.00%
Tranche One
Borrowings
Principal amount			€ 7.0
Proceeds from the draw of loan agreement	$ 7,800	€ 7.0
Tranche Two
Borrowings
Principal amount			6.0
Tranche Three
Borrowings
Principal amount			€ 7.0